Document Entity Information	6 Months Ended
Jul. 02, 2022
Document Entity Information
Document Type	S-1
Entity Registrant Name	QUALTEK SERVICES Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839412
Amendment Flag	false